Investments (Details) £ / shares in Units, $ / shares in Units, € in Millions, £ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2014 EUR (€)	Sep. 30, 2014 USD ($)	Dec. 31, 2013 USD ($) shares	Dec. 31, 2014 shares	Jul. 17, 2014 USD ($) $ / shares shares	Jul. 17, 2014 GBP (£) £ / shares shares
All3Media [Member]
Schedule of Investments [Line Items]
Business acquisition, cash consideration	€ 90.0	$ 147.2
DLG [Member] | All3Media [Member]
Schedule of Investments [Line Items]
Percentage of equity, percentage of shares acquired	100.00%	100.00%
Ziggo [Member]
Schedule of Investments [Line Items]
Number of common stock shares owned (in shares)			57,000,738
Percent of investment owned (less than 5% for Sumitomo)			28.50%
Shares not pledged as collateral (in shares)			4,743,738
Cash dividends from investment | $			$ 78.4
ITV [Member]
Schedule of Investments [Line Items]
Number of common stock shares owned (in shares)					259,820,065	259,820,065
Percent of investment owned (less than 5% for Sumitomo)	6.40%	6.40%
Share price (in GBP/USD per share) | (per share)					$ 3.14	£ 1.85
Cost method investments					$ 816.3	£ 480.7
DLG Acquisition Limited [Member]
Schedule of Investments [Line Items]
Percent of investment owned (less than 5% for Sumitomo)				50.00%
Sumitomo [Member]
Schedule of Investments [Line Items]
Number of common stock shares owned (in shares)			45,652,043	45,652,043
Percent of investment owned (less than 5% for Sumitomo)				5.00%
ITI Neovision S.A. (ITI Neovision) (formerly Canal Cyfrowy S.A.) [Member]
Schedule of Investments [Line Items]
Percentage of equity, percentage of shares acquired				17.00%